iShares
®
Dow Jones U.S. ETF
Schedule of Investments
(unaudited)
July 31, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .5%
Axon Enterprise, Inc.
(a)
..................... 2,815 $ 523,393
Boeing Co. (The)
(a)
........................ 22,683 5,417,835
BWX Technologies, Inc. .................... 3,750 258,750
Curtiss-Wright Corp. ....................... 1,542 295,077
General Dynamics Corp. .................... 9,007 2,013,785
HEICO Corp. ........................... 1,584 278,752
HEICO Corp. , Class A ...................... 2,754 386,524
Hexcel Corp. ............................ 3,425 242,079
Howmet Aerospace, Inc. .................... 14,874 760,656
Huntington Ingalls Industries, Inc. .............. 1,616 371,147
L3Harris Technologies, Inc. .................. 7,634 1,446,567
Lockheed Martin Corp. ..................... 9,041 4,035,631
Mercury Systems, Inc.
(a)
.................... 2,276 86,443
Northrop Grumman Corp. ................... 5,753 2,560,085
RTX Corp. ............................. 58,748 5,165,712
Textron, Inc.
(b)
........................... 8,090 629,159
TransDigm Group, Inc. ..................... 2,095 1,884,913
Woodward, Inc. .......................... 2,337 281,328
26,637,836
a
Air Freight & Logistics  —  0 .6%
CH Robinson Worldwide, Inc. ................ 4,691 469,944
Expeditors International of Washington, Inc. ....... 6,129 780,222
FedEx Corp. ............................ 9,316 2,514,854
GXO Logistics, Inc.
(a)
...................... 4,721 316,638
United Parcel Service, Inc. , Class B ............ 29,072 5,440,243
9,521,901
a
Automobile Components  —  0 .2%
Aptiv PLC
(a)
............................. 10,807 1,183,258
Autoliv, Inc. ............................. 3,154 318,333
BorgWarner, Inc. ......................... 9,355 435,007
Fox Factory Holding Corp.
(a)
.................. 1,659 185,642
Gentex Corp. ........................... 9,246 310,481
Lear Corp. ............................. 2,352 363,996
Mobileye Global, Inc. , Class A
(a)
............... 3,059 116,793
Phinia, Inc.
(a)
............................ 1,871 53,080
QuantumScape Corp. , Class A
(a) (b)
............. 12,238 162,888
3,129,478
a
Automobiles  —  2 .0%
Ford Motor Co. .......................... 157,634 2,082,345
General Motors Co. ....................... 55,948 2,146,725
Harley-Davidson, Inc. ...................... 5,293 204,363
Lucid Group, Inc.
(a) (b)
....................... 32,801 249,615
Rivian Automotive, Inc. , Class A
(a) (b)
............. 22,788 629,860
Tesla, Inc.
(a)
............................. 108,172 28,928,438
Thor Industries, Inc. ....................... 2,183 252,115
34,493,461
a
Banks  —  3 .2%
Bank of America Corp. ..................... 278,673 8,917,536
Bank OZK ............................. 4,255 186,071
BOK Financial Corp. ....................... 1,114 99,235
Citigroup, Inc. ........................... 78,087 3,721,626
Citizens Financial Group, Inc. ................ 19,882 641,393
Comerica, Inc. ........................... 5,254 283,506
Commerce Bancshares, Inc. ................. 4,627 246,064
Cullen/Frost Bankers, Inc. ................... 2,553 277,205
East West Bancorp, Inc. .................... 5,686 353,726
Fifth Third Bancorp ....................... 27,272 793,615
First Citizens BancShares, Inc. , Class A .......... 483 691,318
First Financial Bankshares, Inc. ............... 5,048 164,514
Security Shares Value
a
Banks (continued)
First Horizon Corp. ........................ 21,185 $ 288,752
FNB Corp. ............................. 14,230 182,002
Glacier Bancorp, Inc. ...................... 4,513 147,575
Home BancShares, Inc. .................... 7,488 182,033
Huntington Bancshares, Inc. ................. 57,806 707,545
JPMorgan Chase & Co. .................... 117,286 18,526,497
KeyCorp ............................... 37,394 460,320
M&T Bank Corp. ......................... 6,761 945,593
New York Community Bancorp, Inc. ............ 28,865 400,358
Pinnacle Financial Partners, Inc. ............... 3,094 234,835
PNC Financial Services Group, Inc. (The) ........ 16,038 2,195,442
Popular, Inc. ............................ 3,031 219,899
Prosperity Bancshares, Inc. .................. 3,769 238,653
Regions Financial Corp. .................... 37,537 764,629
SouthState Corp. ......................... 3,010 233,787
Synovus Financial Corp. .................... 5,869 198,959
Truist Financial Corp. ...................... 53,669 1,782,884
U.S. Bancorp ........................... 55,924 2,219,064
UMB Financial Corp. ...................... 1,726 122,546
United Bankshares, Inc. .................... 5,080 169,875
Valley National Bancorp .................... 16,951 173,917
Webster Financial Corp. .................... 7,064 334,269
Wells Fargo & Co. ........................ 150,506 6,947,357
Western Alliance Bancorp ................... 4,341 225,515
Wintrust Financial Corp. .................... 2,386 201,283
Zions Bancorp NA ........................ 5,904 225,828
54,705,226
a
Beverages  —  1 .5%
Boston Beer Co., Inc. (The) , Class A , NVS
(a)
....... 367 136,319
Brown-Forman Corp. , Class B , NVS ............ 7,312 516,227
Celsius Holdings, Inc.
(a) (b)
.................... 1,596 230,941
Coca-Cola Co. (The) ...................... 156,118 9,668,388
Constellation Brands, Inc. , Class A ............. 6,468 1,764,470
Keurig Dr Pepper, Inc. ..................... 34,228 1,164,094
Molson Coors Beverage Co. , Class B ........... 7,536 525,787
Monster Beverage Corp.
(a)
................... 30,649 1,762,011
National Beverage Corp.
(a)
................... 966 51,053
PepsiCo, Inc. ........................... 55,351 10,376,099
26,195,389
a
Biotechnology  —  2 .2%
AbbVie, Inc. ............................ 70,839 10,596,098
Alkermes PLC
(a)
.......................... 6,641 194,448
Alnylam Pharmaceuticals, Inc.
(a)
............... 4,995 976,023
Amgen, Inc. ............................ 21,507 5,035,864
Apellis Pharmaceuticals, Inc.
(a)
................ 3,971 102,253
Arrowhead Pharmaceuticals, Inc.
(a)
............. 4,490 154,995
Beam Therapeutics, Inc.
(a) (b)
.................. 2,350 72,545
Biogen, Inc.
(a)
........................... 5,806 1,568,723
Biohaven Ltd.
(a)
.......................... 2,275 45,227
BioMarin Pharmaceutical, Inc.
(a)
............... 7,584 666,861
Blueprint Medicines Corp.
(a)
.................. 2,345 154,770
CRISPR Therapeutics AG
(a) (b)
................. 3,104 177,952
Denali Therapeutics, Inc.
(a) (b)
................. 4,304 122,363
Exact Sciences Corp.
(a)
..................... 7,295 711,554
Exelixis, Inc.
(a)
........................... 13,326 262,655
Fate Therapeutics, Inc.
(a) (b)
................... 3,188 13,166
Gilead Sciences, Inc. ...................... 50,083 3,813,320
Halozyme Therapeutics, Inc.
(a)
................ 5,351 229,879
Horizon Therapeutics PLC
(a)
................. 9,030 905,438
Incyte Corp.
(a)
........................... 7,468 475,861
Intellia Therapeutics, Inc.
(a) (b)
................. 3,415 144,557
Ionis Pharmaceuticals, Inc.
(a)
................. 5,624 233,002

Schedule of Investments
(unaudited) (continued)
July 31, 2023
iShares
®
Dow Jones U.S. ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Biotechnology (continued)
Mirati Therapeutics, Inc.
(a)
................... 1,950 $ 59,027
Moderna, Inc.
(a)
.......................... 13,238 1,557,583
Natera, Inc.
(a)
........................... 4,641 209,866
Neurocrine Biosciences, Inc.
(a)
................ 3,848 392,073
Novavax, Inc.
(a)
.......................... 3,181 29,520
Regeneron Pharmaceuticals, Inc.
(a)
............. 4,328 3,210,987
Sarepta Therapeutics, Inc.
(a)
................. 3,736 404,945
Seagen, Inc.
(a)
........................... 5,617 1,077,228
Ultragenyx Pharmaceutical, Inc.
(a)
.............. 3,004 129,532
United Therapeutics Corp.
(a)
.................. 1,904 462,139
Vertex Pharmaceuticals, Inc.
(a)
................ 10,331 3,640,025
Vir Biotechnology, Inc.
(a)
.................... 2,956 41,620
37,872,099
a
Broadline Retail  —  2 .9%
Amazon.com, Inc.
(a)
....................... 358,414 47,912,783
eBay, Inc. .............................. 21,810 970,763
Etsy, Inc.
(a)
............................. 4,980 506,217
Kohl's Corp. ............................ 4,433 126,119
Ollie's Bargain Outlet Holdings, Inc.
(a) (b)
.......... 2,225 162,158
49,678,040
a
Building Products  —  0 .6%
A O Smith Corp. ......................... 4,997 362,932
Advanced Drainage Systems, Inc.
(b)
............ 2,554 311,562
Allegion PLC ............................ 3,528 412,282
Armstrong World Industries, Inc. ............... 1,824 141,105
Builders FirstSource, Inc.
(a)
.................. 5,141 742,515
Carlisle Companies, Inc. .................... 2,053 569,092
Carrier Global Corp. ....................... 33,396 1,988,732
Fortune Brands Innovations, Inc. .............. 5,178 368,000
Johnson Controls International PLC ............ 27,620 1,920,971
Lennox International, Inc. ................... 1,275 468,486
Masco Corp. ............................ 8,973 544,482
Masterbrand, Inc.
(a)
....................... 5,178 63,948
Owens Corning .......................... 3,723 521,183
Trane Technologies PLC .................... 9,125 1,819,890
Trex Co., Inc.
(a)
.......................... 4,480 309,747
UFP Industries, Inc. ....................... 2,452 251,967
Zurn Elkay Water Solutions Corp. .............. 5,798 176,491
10,973,385
a
Capital Markets  —  3 .0%
Affiliated Managers Group, Inc. ............... 1,448 200,751
Ameriprise Financial, Inc. ................... 4,224 1,471,853
Ares Management Corp. , Class A .............. 6,443 639,274
Bank of New York Mellon Corp. (The) ........... 28,804 1,306,549
BlackRock, Inc.
(c)
......................... 6,013 4,442,705
Blackstone, Inc. , NVS ...................... 28,318 2,967,443
Blue Owl Capital, Inc. , Class A ................ 14,487 178,480
Carlyle Group, Inc. (The) .................... 8,626 307,517
Cboe Global Markets, Inc. ................... 4,192 585,539
Charles Schwab Corp. (The) ................. 59,608 3,940,089
CME Group, Inc. , Class A ................... 14,479 2,880,742
Coinbase Global, Inc. , Class A
(a) (b)
.............. 6,671 657,827
FactSet Research Systems, Inc. ............... 1,548 673,442
Federated Hermes, Inc. , Class B .............. 3,369 113,973
Franklin Resources, Inc. .................... 11,409 333,599
Goldman Sachs Group, Inc. (The) ............. 13,335 4,745,526
Houlihan Lokey, Inc. , Class A ................. 1,998 199,500
Interactive Brokers Group, Inc. , Class A .......... 4,093 357,442
Intercontinental Exchange, Inc. ............... 22,457 2,578,064
Invesco Ltd. ............................ 18,098 304,046
Janus Henderson Group PLC ................ 5,273 154,763
Jefferies Financial Group, Inc. ................ 7,719 283,982
Security Shares Value
a
Capital Markets (continued)
KKR & Co., Inc. .......................... 23,190 $ 1,377,022
Lazard Ltd. , Class A ....................... 4,520 158,652
LPL Financial Holdings, Inc. .................. 3,181 729,594
MarketAxess Holdings, Inc. .................. 1,514 407,599
Moody's Corp. ........................... 6,330 2,232,908
Morgan Stanley .......................... 52,243 4,783,369
Morningstar, Inc. ......................... 998 230,019
MSCI, Inc. , Class A ....................... 3,205 1,756,596
Nasdaq, Inc. ............................ 13,485 680,858
Northern Trust Corp. ....................... 8,378 671,245
Raymond James Financial, Inc. ............... 7,815 860,197
Robinhood Markets, Inc. , Class A
(a)
............. 21,527 276,837
S&P Global, Inc. ......................... 13,163 5,192,935
SEI Investments Co. ....................... 3,984 250,952
State Street Corp. ........................ 13,408 971,276
Stifel Financial Corp. ...................... 4,280 271,951
T Rowe Price Group, Inc. ................... 9,053 1,115,873
TPG, Inc. , Class A ........................ 2,032 59,802
Tradeweb Markets, Inc. , Class A ............... 4,492 367,401
Virtu Financial, Inc. , Class A .................. 3,804 70,602
51,788,794
a
Chemicals  —  1 .7%
Air Products and Chemicals, Inc. .............. 8,889 2,714,078
Albemarle Corp. ......................... 4,733 1,004,721
Ashland, Inc. ............................ 1,924 175,777
Axalta Coating Systems Ltd.
(a)
................ 8,924 285,568
Celanese Corp. .......................... 3,966 497,297
CF Industries Holdings, Inc. .................. 7,927 650,648
Chemours Co. (The) ....................... 5,984 221,288
Corteva, Inc. ............................ 28,579 1,612,713
Dow, Inc. .............................. 28,371 1,602,110
DuPont de Nemours, Inc. ................... 18,378 1,426,684
Eastman Chemical Co. ..................... 4,703 402,483
Ecolab, Inc. ............................ 9,918 1,816,383
Element Solutions, Inc. ..................... 9,185 192,518
FMC Corp. ............................. 5,078 488,656
Ginkgo Bioworks Holdings, Inc. , Class A
(a) (b)
....... 46,791 117,445
Huntsman Corp. ......................... 7,001 208,420
International Flavors & Fragrances, Inc. .......... 10,280 869,791
Linde PLC ............................. 19,638 7,671,977
LyondellBasell Industries NV , Class A ........... 10,123 1,000,760
Mosaic Co. (The) ......................... 13,736 559,879
NewMarket Corp. ......................... 248 112,022
Olin Corp. .............................. 5,063 292,034
PPG Industries, Inc. ....................... 9,460 1,361,294
RPM International, Inc. ..................... 5,194 536,592
Scotts Miracle-Gro Co. (The) , Class A ........... 1,611 112,834
Sherwin-Williams Co. (The) .................. 9,450 2,612,925
Westlake Corp. .......................... 1,432 196,900
28,743,797
a
Commercial Services & Supplies  —  0 .5%
Cintas Corp. ............................ 3,477 1,745,593
Clean Harbors, Inc.
(a)
...................... 2,038 338,838
Copart, Inc.
(a)
........................... 17,221 1,522,164
MSA Safety, Inc. ......................... 1,482 246,012
RB Global, Inc. .......................... 7,292 470,188
Republic Services, Inc. ..................... 8,261 1,248,320
Rollins, Inc. ............................. 9,290 379,310
Stericycle, Inc.
(a)
......................... 3,720 158,063
Tetra Tech, Inc. .......................... 2,175 368,032
Waste Management, Inc. .................... 14,882 2,437,523
8,914,043
a

iShares
®
Dow Jones U.S. ETF
Schedule of Investments
(unaudited) (continued)
July 31, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Communications Equipment  —  0 .8%
Arista Networks, Inc.
(a) (b)
.................... 10,026 $ 1,554,932
Ciena Corp.
(a)
........................... 5,984 252,525
Cisco Systems, Inc. ....................... 164,586 8,565,056
F5, Inc.
(a)
.............................. 2,375 375,820
Juniper Networks, Inc. ..................... 12,863 357,591
Lumentum Holdings, Inc.
(a)
.................. 2,786 145,875
Motorola Solutions, Inc. .................... 6,727 1,928,160
Ubiquiti, Inc. ............................ 166 29,490
Viavi Solutions, Inc.
(a)
...................... 8,836 96,047
13,305,496
a
Construction & Engineering  —  0 .2%
AECOM ............................... 5,638 490,506
EMCOR Group, Inc. ....................... 1,924 413,737
MasTec, Inc.
(a)
........................... 2,384 280,716
MDU Resources Group, Inc. ................. 8,189 181,141
Quanta Services, Inc. ...................... 5,823 1,174,033
Valmont Industries, Inc. ..................... 839 222,125
WillScot Mobile Mini Holdings Corp. , Class A
(a)
..... 8,115 389,114
3,151,372
a
Construction Materials  —  0 .2%
Eagle Materials, Inc. ....................... 1,415 260,883
Knife River Corp.
(a)
........................ 2,048 89,027
Martin Marietta Materials, Inc. ................ 2,502 1,117,043
Vulcan Materials Co. ...................... 5,316 1,172,178
2,639,131
a
Consumer Finance  —  0 .5%
Ally Financial, Inc. ........................ 12,274 374,848
American Express Co. ..................... 23,905 4,037,077
Capital One Financial Corp. .................. 15,269 1,786,778
Credit Acceptance Corp.
(a) (b)
.................. 241 134,141
Discover Financial Services .................. 10,186 1,075,132
FirstCash Holdings, Inc. .................... 1,562 148,827
OneMain Holdings, Inc. ..................... 4,920 223,762
SLM Corp. ............................. 10,000 161,800
SoFi Technologies, Inc.
(a) (b)
.................. 32,294 369,766
Synchrony Financial ....................... 17,448 602,654
8,914,785
a
Consumer Staples Distribution & Retail  —  1 .7%
Albertsons Companies, Inc. , Class A ............ 8,058 175,100
BJ's Wholesale Club Holdings, Inc.
(a) (b)
........... 5,449 361,323
Casey's General Stores, Inc. ................. 1,492 376,969
Costco Wholesale Corp. .................... 17,789 9,973,759
Dollar General Corp. ...................... 8,789 1,484,111
Dollar Tree, Inc.
(a)
......................... 8,292 1,279,704
Kroger Co. (The) ......................... 26,330 1,280,691
Performance Food Group Co.
(a)
............... 6,163 368,301
Sprouts Farmers Market, Inc.
(a) (b)
.............. 4,094 160,690
Sysco Corp. ............................ 20,354 1,553,214
Target Corp. ............................ 18,513 2,526,469
U.S. Foods Holding Corp.
(a)
.................. 9,191 392,731
Walgreens Boots Alliance, Inc. ................ 28,676 859,420
Walmart, Inc. ............................ 56,261 8,993,883
29,786,365
a
Containers & Packaging  —  0 .3%
Amcor PLC ............................. 59,483 610,296
AptarGroup, Inc. ......................... 2,590 314,581
Ardagh Metal Packaging SA ................. 6,137 23,198
Avery Dennison Corp. ...................... 3,251 598,217
Ball Corp. .............................. 12,504 733,860
Berry Global Group, Inc. .................... 4,978 326,407
Crown Holdings, Inc. ...................... 4,819 447,010
Security Shares Value
a
Containers & Packaging (continued)
Graphic Packaging Holding Co. ............... 12,247 $ 296,377
International Paper Co. ..................... 14,258 514,144
Packaging Corp. of America ................. 3,661 561,414
Sealed Air Corp. ......................... 5,832 266,056
Silgan Holdings, Inc. ....................... 3,291 144,310
Sonoco Products Co. ...................... 3,914 229,517
Westrock Co. ........................... 10,258 341,489
5,406,876
a
Distributors  —  0 .1%
Genuine Parts Co. ........................ 5,618 874,835
LKQ Corp. ............................. 10,301 564,392
Pool Corp. ............................. 1,572 604,811
2,044,038
a
Diversified Consumer Services  —  0 .1%
ADT, Inc. .............................. 8,546 54,523
Bright Horizons Family Solutions, Inc.
(a) (b)
......... 2,331 226,177
Chegg, Inc.
(a)
............................ 4,908 49,718
Grand Canyon Education, Inc.
(a)
............... 1,279 138,835
H&R Block, Inc. .......................... 6,068 203,946
Service Corp. International .................. 6,224 414,830
1,088,029
a
Diversified REITs  —  0 .0%
WP Carey, Inc. .......................... 8,692 586,971
a
Diversified Telecommunication Services  —  0 .6%
AT&T, Inc. .............................. 286,755 4,163,683
Frontier Communications Parent, Inc.
(a) (b)
......... 8,869 161,505
Liberty Global PLC , Class A
(a)
................ 6,954 129,136
Liberty Global PLC , Class C , NVS
(a)
............ 10,182 201,196
Lumen Technologies, Inc. ................... 37,898 67,837
Verizon Communications, Inc. ................ 168,627 5,746,808
10,470,165
a
Electric Utilities  —  1 .6%
ALLETE, Inc. ........................... 2,326 133,582
Alliant Energy Corp. ....................... 10,030 539,012
American Electric Power Co., Inc. .............. 20,638 1,748,864
Avangrid, Inc. ........................... 2,786 103,305
Constellation Energy Corp. .................. 13,026 1,258,963
Duke Energy Corp. ....................... 31,004 2,902,595
Edison International ....................... 15,393 1,107,680
Entergy Corp. ........................... 8,481 870,999
Evergy, Inc. ............................. 9,139 548,066
Eversource Energy ....................... 13,897 1,005,170
Exelon Corp. ............................ 39,851 1,668,163
FirstEnergy Corp. ........................ 21,977 865,674
Hawaiian Electric Industries, Inc. .............. 4,431 170,106
IDACORP, Inc. .......................... 2,000 205,640
NextEra Energy, Inc. ...................... 81,162 5,949,175
NRG Energy, Inc. ......................... 9,393 356,840
OGE Energy Corp. ........................ 7,996 289,055
PG&E Corp.
(a)
........................... 64,925 1,143,329
Pinnacle West Capital Corp. ................. 4,487 371,613
PNM Resources, Inc. ...................... 3,513 157,453
Portland General Electric Co. ................. 3,876 184,769
PPL Corp. ............................. 29,491 811,887
Southern Co. (The) ....................... 43,822 3,170,084
Xcel Energy, Inc. ......................... 21,988 1,379,307
26,941,331
a
Electrical Equipment  —  0 .7%
Acuity Brands, Inc. ........................ 1,271 210,020
AMETEK, Inc. ........................... 9,215 1,461,499

Schedule of Investments
(unaudited) (continued)
July 31, 2023
iShares
®
Dow Jones U.S. ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Electrical Equipment (continued)
ChargePoint Holdings, Inc. , Class A
(a) (b)
.......... 10,321 $ 89,380
Eaton Corp. PLC ......................... 15,988 3,282,656
Emerson Electric Co. ...................... 22,922 2,093,925
EnerSys ............................... 1,636 177,212
Generac Holdings, Inc.
(a) (b)
................... 2,543 390,859
Hubbell, Inc. ............................ 2,127 663,624
NEXTracker, Inc. , Class A
(a)
.................. 1,831 77,543
nVent Electric PLC ........................ 6,748 356,834
Plug Power, Inc.
(a) (b)
....................... 21,328 279,823
Regal Rexnord Corp. ...................... 2,717 424,341
Rockwell Automation, Inc. ................... 4,624 1,555,005
Sensata Technologies Holding PLC ............ 6,115 258,359
Shoals Technologies Group, Inc. , Class A
(a)
....... 7,073 183,615
Sunrun, Inc.
(a) (b)
.......................... 8,585 162,943
Vertiv Holdings Co. , Class A ................. 11,915 309,909
11,977,547
a
Electronic Equipment, Instruments & Components  —  0 .7%
Amphenol Corp. , Class A ................... 23,945 2,114,583
Arrow Electronics, Inc.
(a)
.................... 2,337 333,116
Avnet, Inc. ............................. 3,765 182,603
CDW Corp. ............................. 5,396 1,009,430
Cognex Corp. ........................... 6,929 378,462
Coherent Corp.
(a) (b)
........................ 5,523 261,569
Corning, Inc. ............................ 30,506 1,035,374
Crane NXT Co. .......................... 1,875 110,906
IPG Photonics Corp. ....................... 1,268 166,679
Jabil, Inc. .............................. 5,347 591,752
Keysight Technologies, Inc.
(a)
................. 7,161 1,153,494
Littelfuse, Inc. ........................... 981 298,813
National Instruments Corp. .................. 5,293 312,287
TD SYNNEX Corp. ........................ 1,616 159,515
TE Connectivity Ltd. ....................... 12,678 1,819,166
Teledyne Technologies, Inc.
(a)
................. 1,880 722,916
Trimble, Inc.
(a)
........................... 9,898 532,512
Vontier Corp. ............................ 6,585 203,674
Zebra Technologies Corp. , Class A
(a)
............ 2,050 631,318
12,018,169
a
Energy Equipment & Services  —  0 .4%
Baker Hughes Co. , Class A .................. 40,799 1,460,196
Halliburton Co. .......................... 36,149 1,412,703
NOV, Inc. .............................. 15,492 311,079
Schlumberger Ltd. ........................ 57,172 3,335,415
TechnipFMC PLC
(a)
....................... 18,291 335,457
6,854,850
a
Entertainment  —  1 .4%
Activision Blizzard, Inc.
(a)
.................... 28,707 2,662,861
AMC Entertainment Holdings, Inc. , Class A
(a) (b)
..... 19,701 97,914
Atlanta Braves Holdings, Inc.
(a)
................ 1,738 70,771
Atlanta Braves Holdings, Inc. , Class A
(a) (b)
......... 472 22,345
Electronic Arts, Inc. ....................... 10,506 1,432,493
Endeavor Group Holdings, Inc. , Class A
(a)
........ 7,547 178,109
Liberty Media Corp.-Liberty Formula One , Series A
(a) (b)
928 59,652
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 8,351 606,282
Live Nation Entertainment, Inc.
(a) (b)
............. 5,857 513,952
Madison Square Garden Sports Corp. , Class A ..... 697 148,287
Netflix, Inc.
(a)
............................ 17,844 7,832,981
Playtika Holding Corp.
(a)
.................... 4,034 48,166
ROBLOX Corp. , Class A
(a)
................... 14,662 575,483
Roku, Inc. , Class A
(a) (b)
..................... 4,944 475,959
Take-Two Interactive Software, Inc.
(a)
............ 6,323 967,040
Walt Disney Co. (The)
(a)
.................... 73,295 6,515,193
Security Shares Value
a
Entertainment (continued)
Warner Bros Discovery, Inc. , Series A
(a)
.......... 88,718 $ 1,159,544
Warner Music Group Corp. , Class A ............ 4,929 155,510
World Wrestling Entertainment, Inc. , Class A ...... 1,813 190,365
23,712,907
a
Financial Services  —  4 .1%
Affirm Holdings, Inc. , Class A
(a) (b)
............... 9,306 180,443
Apollo Global Management, Inc. ............... 17,476 1,427,964
Berkshire Hathaway, Inc. , Class B
(a)
............ 71,602 25,201,040
Block, Inc. , Class A
(a)
...................... 21,831 1,758,050
Equitable Holdings, Inc. .................... 13,284 381,118
Essent Group Ltd. ........................ 4,480 222,208
Euronet Worldwide, Inc.
(a)
................... 1,874 164,668
Fidelity National Information Services, Inc. ........ 23,631 1,426,840
Fiserv, Inc.
(a)
............................ 24,891 3,141,493
FleetCor Technologies, Inc.
(a)
................. 2,983 742,499
Global Payments, Inc. ..................... 10,555 1,163,689
Jack Henry & Associates, Inc. ................ 2,931 491,148
Marqeta, Inc. , Class A
(a)
.................... 19,559 109,139
Mastercard, Inc. , Class A .................... 33,606 13,250,174
MGIC Investment Corp. .................... 11,335 189,748
PayPal Holdings, Inc.
(a)
..................... 44,753 3,393,172
Radian Group, Inc. ........................ 6,472 174,291
Rocket Companies, Inc. , Class A
(a) (b)
............ 5,454 59,612
Shift4 Payments, Inc. , Class A
(a) (b)
.............. 2,415 166,611
TFS Financial Corp. ....................... 2,098 30,442
Toast, Inc. , Class A
(a)
...................... 13,530 298,607
UWM Holdings Corp. , Class A
(b)
............... 5,089 33,384
Visa, Inc. , Class A ........................ 64,976 15,446,745
Voya Financial, Inc. ....................... 3,869 287,312
Western Union Co. (The) ................... 12,455 151,702
WEX, Inc.
(a)
............................. 1,761 333,445
70,225,544
a
Food Products  —  1 .0%
Archer-Daniels-Midland Co. .................. 21,877 1,858,670
Bunge Ltd. ............................. 6,006 652,672
Campbell Soup Co. ....................... 8,087 370,546
Conagra Brands, Inc. ...................... 19,148 628,246
Darling Ingredients, Inc.
(a)
................... 6,343 439,253
Flowers Foods, Inc. ....................... 7,567 186,981
General Mills, Inc. ........................ 23,580 1,762,369
Hershey Co. (The) ........................ 5,915 1,368,199
Hormel Foods Corp. ....................... 11,510 470,529
Ingredion, Inc. ........................... 2,689 299,178
J M Smucker Co. (The) ..................... 4,239 638,605
Kellogg Co. ............................. 10,416 696,726
Kraft Heinz Co. (The) ...................... 32,099 1,161,342
Lamb Weston Holdings, Inc. ................. 5,801 601,158
Lancaster Colony Corp. .................... 813 156,608
McCormick & Co., Inc. , NVS ................. 10,129 906,343
Mondelez International, Inc. , Class A ............ 54,752 4,058,766
Pilgrim's Pride Corp.
(a)
..................... 2,073 51,348
Post Holdings, Inc.
(a)
....................... 2,165 184,674
Seaboard Corp. .......................... 10 36,050
Tyson Foods, Inc. , Class A .................. 11,404 635,431
17,163,694
a
Gas Utilities  —  0 .1%
Atmos Energy Corp. ....................... 5,743 698,980
National Fuel Gas Co. ..................... 3,808 202,243
New Jersey Resources Corp. ................. 3,961 177,057
ONE Gas, Inc. ........................... 2,299 181,920
Southwest Gas Holdings, Inc. ................ 2,679 176,653
Spire, Inc. .............................. 2,060 130,954

iShares
®
Dow Jones U.S. ETF
Schedule of Investments
(unaudited) (continued)
July 31, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Gas Utilities (continued)
UGI Corp. .............................. 8,507 $ 229,604
1,797,411
a
Ground Transportation  —  1 .1%
Avis Budget Group, Inc.
(a) (b)
.................. 994 218,968
CSX Corp. ............................. 81,548 2,717,179
Hertz Global Holdings, Inc.
(a) (b)
................ 6,254 105,380
JB Hunt Transport Services, Inc. .............. 3,301 673,206
Knight-Swift Transportation Holdings, Inc. , Class A .. 6,530 396,698
Landstar System, Inc. ...................... 1,411 287,265
Lyft, Inc. , Class A
(a)
........................ 12,828 163,044
Norfolk Southern Corp. ..................... 9,137 2,134,312
Old Dominion Freight Line, Inc. ............... 3,634 1,524,427
RXO, Inc.
(a)
............................. 4,577 100,923
Saia, Inc.
(a) (b)
............................ 1,086 459,530
Uber Technologies, Inc.
(a)
................... 81,178 4,015,064
U-Haul Holding Co. ....................... 399 24,283
U-Haul Holding Co. , Series N , NVS ............. 3,561 203,725
Union Pacific Corp. ....................... 24,467 5,676,833
XPO, Inc.
(a)
............................. 4,577 316,911
19,017,748
a
Health Care Equipment & Supplies  —  2 .6%
Abbott Laboratories ....................... 69,872 7,778,850
Align Technology, Inc.
(a)
..................... 2,892 1,092,858
Baxter International, Inc. .................... 20,305 918,395
Becton Dickinson & Co. .................... 11,418 3,181,283
Boston Scientific Corp.
(a)
.................... 57,668 2,990,086
Cooper Companies, Inc. (The) ................ 1,985 776,651
Dentsply Sirona, Inc. ...................... 8,798 365,293
Dexcom, Inc.
(a)
.......................... 15,549 1,936,783
Edwards Lifesciences Corp.
(a)
................ 24,316 1,995,614
Enovis Corp.
(a)
........................... 1,931 123,391
Envista Holdings Corp.
(a)
.................... 6,737 231,820
GE HealthCare Technologies, Inc. ............. 15,683 1,223,274
Globus Medical, Inc. , Class A
(a)
............... 3,131 188,705
Haemonetics Corp.
(a)
...................... 2,004 184,849
Hologic, Inc.
(a)
........................... 9,948 790,070
ICU Medical, Inc.
(a)
........................ 849 151,275
IDEXX Laboratories, Inc.
(a)
................... 3,333 1,848,915
Insulet Corp.
(a)
........................... 2,776 768,258
Integra LifeSciences Holdings Corp.
(a)
........... 2,839 129,089
Intuitive Surgical, Inc.
(a)
..................... 14,104 4,575,338
Masimo Corp.
(a)
.......................... 1,924 235,305
Medtronic PLC .......................... 53,365 4,683,312
Novocure Ltd.
(a) (b)
......................... 3,647 119,038
NuVasive, Inc.
(a)
.......................... 2,023 83,368
Omnicell, Inc.
(a)
.......................... 1,712 108,113
Penumbra, Inc.
(a) (b)
........................ 1,519 460,804
QuidelOrtho Corp.
(a)
....................... 2,158 188,523
ResMed, Inc. ........................... 5,866 1,304,305
Shockwave Medical, Inc.
(a)
................... 1,455 379,173
STAAR Surgical Co.
(a) (b)
..................... 1,867 102,256
STERIS PLC ............................ 3,979 897,463
Stryker Corp. ........................... 13,567 3,845,024
Tandem Diabetes Care, Inc.
(a)
................ 2,453 85,659
Teleflex, Inc.
(b)
........................... 1,856 466,172
Zimmer Biomet Holdings, Inc. ................ 8,348 1,153,276
45,362,588
a
Health Care Providers & Services  —  2 .7%
Acadia Healthcare Co., Inc.
(a)
................. 3,591 283,797
agilon health, Inc.
(a) (b)
...................... 11,692 223,902
Amedisys, Inc.
(a)
......................... 1,298 117,910
AmerisourceBergen Corp. ................... 6,531 1,220,644
Security Shares Value
a
Health Care Providers & Services (continued)
Cardinal Health, Inc. ....................... 10,226 $ 935,372
Centene Corp.
(a)
......................... 22,094 1,504,380
Chemed Corp. ........................... 612 318,907
Cigna Group (The) ........................ 11,924 3,518,772
CVS Health Corp. ........................ 51,529 3,848,701
DaVita, Inc.
(a) (b)
.......................... 2,217 226,112
Elevance Health, Inc. ...................... 9,509 4,484,730
Encompass Health Corp. ................... 4,049 267,356
Guardant Health, Inc.
(a) (b)
.................... 4,608 179,804
HCA Healthcare, Inc. ...................... 8,276 2,257,776
HealthEquity, Inc.
(a)
........................ 3,522 239,285
Henry Schein, Inc.
(a) (b)
...................... 5,463 430,430
Humana, Inc. ........................... 5,012 2,289,632
Laboratory Corp. of America Holdings ........... 3,528 754,745
McKesson Corp. ......................... 5,439 2,188,654
Molina Healthcare, Inc.
(a)
.................... 2,353 716,465
Option Care Health, Inc.
(a)
................... 6,696 226,191
Premier, Inc. , Class A ...................... 4,815 133,616
Quest Diagnostics, Inc. ..................... 4,449 601,549
R1 RCM, Inc.
(a)
.......................... 5,273 91,117
Tenet Healthcare Corp.
(a)
.................... 4,089 305,571
UnitedHealth Group, Inc. .................... 37,362 18,918,996
Universal Health Services, Inc. , Class B ......... 2,539 352,819
46,637,233
a
Health Care REITs  —  0 .2%
Healthcare Realty Trust, Inc. , Class A ........... 14,954 292,052
Healthpeak Properties, Inc. .................. 21,936 478,863
Medical Properties Trust, Inc. ................. 23,418 236,288
National Health Investors, Inc. ................ 1,756 96,422
Omega Healthcare Investors, Inc. .............. 9,369 298,871
Physicians Realty Trust ..................... 9,151 134,886
Sabra Health Care REIT, Inc. ................. 9,580 124,444
Ventas, Inc. ............................ 16,147 783,452
Welltower, Inc. ........................... 19,937 1,637,824
4,083,102
a
Health Care Technology  —  0 .1%
Doximity, Inc. , Class A
(a) (b)
................... 4,871 174,041
Teladoc Health, Inc.
(a) (b)
..................... 6,274 186,777
Veeva Systems, Inc. , Class A
(a)
............... 5,844 1,193,461
1,554,279
a
Hotel & Resort REITs  —  0 .0%
Host Hotels & Resorts, Inc. .................. 28,707 528,209
a
Hotels, Restaurants & Leisure  —  2 .3%
Airbnb, Inc. , Class A
(a) (b)
..................... 16,542 2,517,527
Aramark ............................... 10,599 427,882
Booking Holdings, Inc.
(a)
.................... 1,481 4,399,755
Boyd Gaming Corp. ....................... 3,186 217,668
Caesars Entertainment, Inc.
(a)
................ 8,694 513,120
Carnival Corp.
(a) (b)
......................... 40,108 755,635
Chipotle Mexican Grill, Inc.
(a)
................. 1,111 2,180,093
Choice Hotels International, Inc. ............... 1,153 150,755
Churchill Downs, Inc. ...................... 2,656 307,698
Darden Restaurants, Inc. ................... 4,876 823,654
Domino's Pizza, Inc. ....................... 1,406 557,816
DoorDash, Inc. , Class A
(a)
................... 10,627 964,825
DraftKings, Inc. , Class A
(a) (b)
.................. 18,526 588,756
Dutch Bros, Inc. , Class A
(a) (b)
................. 1,385 42,949
Expedia Group, Inc.
(a)
...................... 5,720 700,872
Hilton Worldwide Holdings, Inc. ............... 10,656 1,656,901
Hyatt Hotels Corp. , Class A
(b)
................. 1,929 243,729
Las Vegas Sands Corp.
(a)
................... 13,071 781,777

Schedule of Investments
(unaudited) (continued)
July 31, 2023
iShares
®
Dow Jones U.S. ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Hotels, Restaurants & Leisure (continued)
Light & Wonder, Inc.
(a)
...................... 3,785 $ 266,085
Marriott International, Inc. , Class A ............. 10,343 2,087,321
Marriott Vacations Worldwide Corp. ............. 1,550 199,190
McDonald's Corp. ........................ 29,341 8,602,781
MGM Resorts International .................. 12,112 614,926
Norwegian Cruise Line Holdings Ltd.
(a)
........... 17,300 381,811
Penn Entertainment, Inc.
(a) (b)
................. 6,003 157,819
Planet Fitness, Inc. , Class A
(a)
................ 3,283 221,734
Royal Caribbean Cruises Ltd.
(a) (b)
.............. 8,754 955,149
Starbucks Corp. .......................... 45,964 4,668,563
Texas Roadhouse, Inc. ..................... 2,626 292,930
Vail Resorts, Inc. ......................... 1,640 386,204
Wendy's Co. (The) ........................ 6,616 142,178
Wyndham Hotels & Resorts, Inc. .............. 3,459 269,525
Wynn Resorts Ltd. ........................ 4,142 451,395
Yum! Brands, Inc. ........................ 11,289 1,554,157
39,083,180
a
Household Durables  —  0 .4%
DR Horton, Inc. .......................... 12,473 1,584,320
Garmin Ltd. ............................. 6,180 654,400
Helen of Troy Ltd.
(a)
....................... 966 136,496
Leggett & Platt, Inc. ....................... 5,421 158,618
Lennar Corp. , Class A ...................... 10,116 1,283,012
Lennar Corp. , Class B ..................... 654 75,151
Mohawk Industries, Inc.
(a)
................... 2,181 231,927
Newell Brands, Inc. ....................... 14,856 165,793
NVR, Inc.
(a)
............................. 122 769,386
PulteGroup, Inc. ......................... 9,071 765,502
SharkNinja, Inc.
(a)
......................... 1,628 68,881
Tempur Sealy International, Inc. ............... 6,949 310,134
Toll Brothers, Inc. ......................... 4,129 331,683
TopBuild Corp.
(a)
......................... 1,298 355,561
Whirlpool Corp. .......................... 2,169 312,900
7,203,764
a
Household Products  —  1 .2%
Church & Dwight Co., Inc. ................... 9,744 932,208
Clorox Co. (The) ......................... 4,938 748,008
Colgate-Palmolive Co. ..................... 33,477 2,552,956
Kimberly-Clark Corp. ...................... 13,485 1,740,914
Procter & Gamble Co. (The) ................. 94,652 14,794,108
Reynolds Consumer Products, Inc. ............. 2,380 65,878
20,834,072
a
Independent Power and Renewable Electricity Producers  —  0 .1%
AES Corp. (The) ......................... 26,757 578,754
Clearway Energy, Inc. , Class A ................ 1,364 33,650
Clearway Energy, Inc. , Class C ............... 3,217 84,961
Vistra Corp. ............................ 14,065 394,664
1,092,029
a
Industrial Conglomerates  —  0 .7%
3M Co. ................................ 22,100 2,464,150
General Electric Co. ....................... 43,680 4,990,003
Honeywell International, Inc. ................. 26,716 5,186,377
12,640,530
a
Industrial REITs  —  0 .4%
Americold Realty Trust, Inc. .................. 10,657 345,500
EastGroup Properties, Inc. .................. 1,755 310,951
First Industrial Realty Trust, Inc. ............... 5,348 276,492
LXP Industrial Trust ....................... 11,161 112,391
Prologis, Inc. ............................ 37,041 4,620,865
Rexford Industrial Realty, Inc. ................ 8,060 444,025
Security Shares Value
a
Industrial REITs (continued)
STAG Industrial, Inc. ...................... 7,336 $ 266,297
6,376,521
a
Insurance  —  2 .1%
Aflac, Inc. .............................. 22,055 1,595,459
Allstate Corp. (The) ....................... 10,567 1,190,690
American Financial Group, Inc. ............... 2,750 334,428
American International Group, Inc. ............. 29,031 1,749,989
Aon PLC , Class A ........................ 8,214 2,616,159
Arch Capital Group Ltd.
(a)
................... 14,938 1,160,533
Arthur J Gallagher & Co. .................... 8,592 1,845,562
Assurant, Inc. ........................... 2,078 279,512
Axis Capital Holdings Ltd. ................... 3,212 177,045
Brighthouse Financial, Inc.
(a)
................. 2,787 145,286
Brown & Brown, Inc. ....................... 9,467 666,950
Chubb Ltd. ............................. 16,576 3,388,300
Cincinnati Financial Corp. ................... 6,332 681,197
CNA Financial Corp. ....................... 1,070 41,901
Enstar Group Ltd.
(a)
....................... 514 131,522
Erie Indemnity Co. , Class A , NVS .............. 1,003 222,626
Everest Group Ltd. ........................ 1,719 619,717
F&G Annuities & Life, Inc. ................... 743 19,467
Fidelity National Financial, Inc. ................ 11,079 433,964
First American Financial Corp. ................ 4,006 253,900
Globe Life, Inc. .......................... 3,634 407,626
Hanover Insurance Group, Inc. (The) ........... 1,442 163,638
Hartford Financial Services Group, Inc. (The) ...... 12,602 905,832
Kemper Corp. ........................... 2,659 135,529
Lincoln National Corp. ..................... 6,163 172,811
Loews Corp. ............................ 7,738 484,786
Markel Group, Inc.
(a)
....................... 531 769,796
Marsh & McLennan Companies, Inc. ............ 19,877 3,745,224
MetLife, Inc. ............................ 25,803 1,624,815
Old Republic International Corp. ............... 11,000 303,270
Primerica, Inc. ........................... 1,481 315,009
Principal Financial Group, Inc. ................ 9,129 729,133
Progressive Corp. (The) .................... 23,532 2,964,561
Prudential Financial, Inc. .................... 14,701 1,418,500
Reinsurance Group of America, Inc. ............ 2,703 379,366
RenaissanceRe Holdings Ltd. ................ 2,014 376,135
RLI Corp. .............................. 1,635 218,125
Ryan Specialty Holdings, Inc. , Class A
(a)
......... 3,692 160,011
Selective Insurance Group, Inc. ............... 2,385 246,108
Travelers Companies, Inc. (The) ............... 9,271 1,600,267
Unum Group ............................ 7,481 363,651
W R Berkley Corp. ........................ 8,097 499,504
White Mountains Insurance Group Ltd.
(b)
......... 102 157,796
Willis Towers Watson PLC ................... 4,270 902,379
36,598,079
a
Interactive Media & Services  —  5 .2%
Alphabet, Inc. , Class A
(a)
.................... 238,541 31,659,161
Alphabet, Inc. , Class C , NVS
(a)
................ 205,190 27,312,841
Bumble, Inc. , Class A
(a)
..................... 4,083 75,617
Cargurus, Inc. , Class A
(a)
.................... 3,446 78,086
IAC, Inc.
(a) (b)
............................ 3,070 213,672
Match Group, Inc.
(a)
....................... 11,307 525,889
Meta Platforms, Inc. , Class A
(a)
................ 88,822 28,298,689
Pinterest, Inc. , Class A
(a)
.................... 23,754 688,628
Snap, Inc. , Class A , NVS
(a)
.................. 39,400 447,584
Ziff Davis, Inc.
(a) (b)
......................... 1,899 137,716
ZoomInfo Technologies, Inc.
(a)
................ 10,754 274,980
89,712,863
a

iShares
®
Dow Jones U.S. ETF
Schedule of Investments
(unaudited) (continued)
July 31, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
IT Services  —  1 .4%
Accenture PLC , Class A .................... 25,386 $ 8,030,861
Akamai Technologies, Inc.
(a)
.................. 6,105 576,922
Amdocs Ltd. ............................ 4,846 453,779
Cloudflare, Inc. , Class A
(a) (b)
.................. 11,537 793,399
Cognizant Technology Solutions Corp. , Class A ..... 20,418 1,348,201
DXC Technology Co.
(a)
..................... 8,952 247,523
EPAM Systems, Inc.
(a)
...................... 2,328 551,294
Gartner, Inc.
(a)
........................... 3,195 1,129,720
GoDaddy, Inc. , Class A
(a)
.................... 6,198 477,804
International Business Machines Corp. .......... 36,423 5,251,468
MongoDB, Inc. , Class A
(a)
................... 2,812 1,190,601
Okta, Inc. , Class A
(a)
....................... 6,112 469,768
Snowflake, Inc. , Class A
(a)
................... 11,602 2,061,791
Squarespace, Inc. , Class A
(a)
................. 1,736 57,531
Thoughtworks Holding, Inc.
(a)
................. 2,595 18,399
Twilio, Inc. , Class A
(a)
...................... 7,057 465,974
VeriSign, Inc.
(a)
.......................... 3,639 767,647
23,892,682
a
Leisure Products  —  0 .1%
Brunswick Corp. ......................... 2,888 249,263
Hasbro, Inc. ............................ 5,245 338,617
Mattel, Inc.
(a)
............................ 13,950 297,135
Peloton Interactive, Inc. , Class A
(a)
............. 12,930 125,550
Polaris, Inc.
(b)
........................... 2,183 296,539
Topgolf Callaway Brands Corp.
(a)
.............. 5,513 110,095
YETI Holdings, Inc.
(a)
...................... 3,445 146,757
1,563,956
a
Life Sciences Tools & Services  —  1 .5%
10X Genomics, Inc. , Class A
(a)
................ 3,976 250,408
Agilent Technologies, Inc. ................... 11,833 1,440,904
Avantor, Inc.
(a)
........................... 26,818 551,646
Azenta, Inc.
(a)
........................... 2,926 137,464
Bio-Rad Laboratories, Inc. , Class A
(a)
............ 866 351,042
Bio-Techne Corp. ......................... 6,228 519,415
Bruker Corp. ............................ 3,997 274,674
Charles River Laboratories International, Inc.
(a)
..... 2,046 428,719
Danaher Corp. .......................... 26,638 6,794,288
Fortrea Holdings, Inc.
(a)
..................... 3,528 112,755
Illumina, Inc.
(a)
........................... 6,371 1,224,188
IQVIA Holdings, Inc.
(a)
...................... 7,421 1,660,523
Maravai LifeSciences Holdings, Inc. , Class A
(a)
..... 4,296 48,588
Medpace Holdings, Inc.
(a)
................... 1,000 253,170
Mettler-Toledo International, Inc.
(a)
............. 886 1,114,118
Repligen Corp.
(a) (b)
........................ 2,081 357,016
Revvity, Inc. ............................ 5,060 622,127
Sotera Health Co.
(a) (b)
...................... 3,899 74,003
Syneos Health, Inc. , Class A
(a)
................ 4,020 170,488
Thermo Fisher Scientific, Inc. ................. 15,504 8,506,425
Waters Corp.
(a)
.......................... 2,365 653,237
West Pharmaceutical Services, Inc. ............ 3,001 1,104,488
26,649,686
a
Machinery  —  1 .9%
AGCO Corp. ............................ 2,536 337,542
Allison Transmission Holdings, Inc. ............. 3,615 212,164
Caterpillar, Inc. .......................... 20,672 5,481,594
Chart Industries, Inc.
(a)
..................... 1,669 304,025
Crane Co. .............................. 1,875 175,669
Cummins, Inc. ........................... 5,702 1,487,082
Deere & Co. ............................ 10,852 4,662,019
Donaldson Co., Inc. ....................... 4,819 302,778
Dover Corp. ............................ 5,556 811,009
Flowserve Corp. ......................... 5,333 201,374
Security Shares Value
a
Machinery (continued)
Fortive Corp.
(b)
........................... 14,117 $ 1,106,067
Gates Industrial Corp. PLC
(a)
................. 5,014 68,291
Graco, Inc. ............................. 6,779 537,778
IDEX Corp. ............................. 3,036 685,559
Illinois Tool Works, Inc. ..................... 11,103 2,923,642
Ingersoll Rand, Inc. ....................... 16,231 1,059,398
ITT, Inc. ............................... 3,252 323,899
Lincoln Electric Holdings, Inc. ................ 2,333 468,257
Middleby Corp. (The)
(a) (b)
.................... 2,138 324,655
Nikola Corp.
(a) (b)
.......................... 26,987 72,055
Nordson Corp. ........................... 2,166 544,987
Oshkosh Corp. .......................... 2,700 248,589
Otis Worldwide Corp. ...................... 16,616 1,511,391
PACCAR, Inc. ........................... 20,944 1,803,907
Parker-Hannifin Corp. ...................... 5,134 2,104,991
Pentair PLC ............................ 6,534 454,113
RBC Bearings, Inc.
(a)
...................... 1,184 267,643
Snap-on, Inc. ........................... 2,140 583,022
Stanley Black & Decker, Inc. ................. 6,159 611,404
Timken Co. (The) ......................... 2,651 246,172
Toro Co. (The) ........................... 4,222 429,166
Westinghouse Air Brake Technologies Corp. ....... 7,281 862,362
Xylem, Inc. ............................. 9,572 1,079,243
32,291,847
a
Marine Transportation  —  0 .0%
Kirby Corp.
(a)
............................ 2,408 196,204
a
Media  —  0 .9%
Altice USA, Inc. , Class A
(a) (b)
.................. 9,200 31,188
Cable One, Inc. .......................... 194 140,444
Charter Communications, Inc. , Class A
(a)
......... 4,167 1,688,427
Comcast Corp. , Class A .................... 166,838 7,551,088
DISH Network Corp. , Class A
(a)
............... 9,933 78,769
Fox Corp. , Class A , NVS .................... 10,792 360,992
Fox Corp. , Class B ........................ 5,628 176,776
Interpublic Group of Companies, Inc. (The) ....... 15,480 529,880
Liberty Broadband Corp. , Class A
(a)
............. 680 60,404
Liberty Broadband Corp. , Class C , NVS
(a)
........ 4,744 422,833
Liberty Media Corp.-Liberty SiriusXM , Series A
(a)
.... 2,965 93,991
Liberty Media Corp.-Liberty SiriusXM , Series C , NVS
(a)
5,940 189,070
New York Times Co. (The) , Class A ............. 6,583 268,323
News Corp. , Class A , NVS .................. 15,557 308,339
News Corp. , Class B ...................... 4,690 94,316
Nexstar Media Group, Inc. ................... 1,517 283,254
Omnicom Group, Inc. ...................... 8,169 691,261
Paramount Global , Class A
(b)
................. 359 6,914
Paramount Global , Class B , NVS .............. 20,092 322,075
Sirius XM Holdings, Inc.
(b)
................... 27,887 142,224
TEGNA, Inc. ............................ 8,491 143,498
Trade Desk, Inc. (The) , Class A
(a)
.............. 17,868 1,630,634
15,214,700
a
Metals & Mining  —  0 .5%
Alcoa Corp. ............................. 7,035 254,597
Cleveland-Cliffs, Inc.
(a)
..................... 20,581 363,255
Commercial Metals Co. ..................... 4,644 265,730
Freeport-McMoRan, Inc. .................... 57,636 2,573,447
MP Materials Corp. , Class A
(a) (b)
............... 3,673 87,601
Newmont Corp. .......................... 31,765 1,363,354
Nucor Corp. ............................ 10,150 1,746,713
Reliance Steel & Aluminum Co. ............... 2,360 691,150
Royal Gold, Inc. .......................... 2,625 315,367
Steel Dynamics, Inc. ....................... 6,441 686,482

Schedule of Investments
(unaudited) (continued)
July 31, 2023
iShares
®
Dow Jones U.S. ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Metals & Mining (continued)
United States Steel Corp. ................... 8,822 $ 224,961
8,572,657
a
Mortgage Real Estate Investment Trusts (REITs)  —  0 .1%
AGNC Investment Corp. .................... 24,378 248,412
Annaly Capital Management, Inc. .............. 19,810 397,983
Blackstone Mortgage Trust, Inc. , Class A ......... 6,567 150,975
Rithm Capital Corp. ....................... 18,636 187,851
Starwood Property Trust, Inc. ................. 12,364 256,429
1,241,650
a
Multi-Utilities  —  0 .7%
Ameren Corp. ........................... 10,534 902,448
Avista Corp. ............................ 2,714 104,869
Black Hills Corp. ......................... 2,648 159,754
CenterPoint Energy, Inc. .................... 25,174 757,486
CMS Energy Corp. ........................ 11,642 710,977
Consolidated Edison, Inc. ................... 13,900 1,318,554
Dominion Energy, Inc. ...................... 33,716 1,805,492
DTE Energy Co. ......................... 8,267 944,918
NiSource, Inc. ........................... 16,572 461,364
NorthWestern Corp. ....................... 2,356 133,043
Public Service Enterprise Group, Inc. ........... 19,934 1,258,234
Sempra ............................... 12,638 1,883,315
WEC Energy Group, Inc. .................... 12,597 1,131,966
11,572,420
a
Office REITs  —  0 .1%
Alexandria Real Estate Equities, Inc. ............ 6,318 794,046
Boston Properties, Inc. ..................... 5,598 372,995
Corporate Office Properties Trust .............. 4,332 112,632
Cousins Properties, Inc. .................... 5,958 145,554
Douglas Emmett, Inc. ...................... 6,627 97,417
Equity Commonwealth ..................... 4,361 85,432
Highwoods Properties, Inc. .................. 4,085 103,228
JBG SMITH Properties ..................... 3,594 60,127
Kilroy Realty Corp. ........................ 4,251 151,761
SL Green Realty Corp. ..................... 2,562 96,613
Vornado Realty Trust ...................... 6,371 143,220
2,163,025
a
Oil, Gas & Consumable Fuels  —  3 .7%
Antero Resources Corp.
(a)
................... 11,203 299,680
APA Corp. ............................. 12,378 501,185
Cheniere Energy, Inc. ...................... 9,745 1,577,326
Chesapeake Energy Corp. .................. 4,267 359,879
Chevron Corp. ........................... 70,008 11,457,509
ConocoPhillips .......................... 48,537 5,713,776
Coterra Energy, Inc. ....................... 30,382 836,720
Devon Energy Corp. ....................... 25,739 1,389,906
Diamondback Energy, Inc. ................... 7,373 1,086,190
DT Midstream, Inc. ........................ 3,864 206,801
EOG Resources, Inc. ...................... 23,521 3,117,238
EQT Corp. ............................. 14,719 620,848
Equitrans Midstream Corp. .................. 16,422 170,296
Exxon Mobil Corp. ........................ 162,333 17,408,591
Hess Corp. ............................. 11,087 1,682,231
HF Sinclair Corp. ......................... 5,362 279,307
Kinder Morgan, Inc. , Class P ................. 78,880 1,396,965
Marathon Oil Corp. ........................ 25,296 664,526
Marathon Petroleum Corp. .................. 17,019 2,263,867
Matador Resources Co. .................... 4,463 248,277
New Fortress Energy, Inc. , Class A ............. 1,900 54,245
Occidental Petroleum Corp. .................. 28,940 1,826,982
ONEOK, Inc. ............................ 17,948 1,203,234
Security Shares Value
a
Oil, Gas & Consumable Fuels (continued)
Ovintiv, Inc. ............................. 9,890 $ 455,830
PDC Energy, Inc. ......................... 3,613 274,191
Phillips 66 .............................. 18,406 2,053,189
Pioneer Natural Resources Co. ............... 9,375 2,115,656
Range Resources Corp. .................... 9,859 309,868
Southwestern Energy Co.
(a)
.................. 44,335 287,291
Targa Resources Corp. ..................... 9,089 745,207
Texas Pacific Land Corp. .................... 244 367,537
Valero Energy Corp. ....................... 14,501 1,869,324
Vitesse Energy, Inc. ....................... 848 21,361
Williams Companies, Inc. (The) ............... 48,648 1,675,924
64,540,957
a
Paper & Forest Products  —  0 .0%
Louisiana-Pacific Corp. ..................... 2,937 223,594
a
Passenger Airlines  —  0 .2%
Alaska Air Group, Inc.
(a)
..................... 5,044 245,290
American Airlines Group, Inc.
(a) (b)
.............. 26,572 445,081
Delta Air Lines, Inc. ....................... 25,632 1,185,736
JetBlue Airways Corp.
(a)
.................... 12,364 96,068
Joby Aviation, Inc.
(a) (b)
...................... 14,526 130,008
Southwest Airlines Co. ..................... 23,701 809,626
United Airlines Holdings, Inc.
(a)
................ 13,112 712,113
3,623,922
a
Personal Care Products  —  0 .1%
Coty, Inc. , Class A
(a)
....................... 15,398 185,392
Estee Lauder Companies, Inc. (The) , Class A ...... 9,347 1,682,460
Kenvue, Inc.
(b)
........................... 6,735 159,485
Olaplex Holdings, Inc.
(a) (b)
................... 2,814 10,130
2,037,467
a
Pharmaceuticals  —  3 .6%
Bristol-Myers Squibb Co. .................... 84,268 5,240,627
Catalent, Inc.
(a)
.......................... 7,291 353,759
Elanco Animal Health, Inc.
(a)
.................. 19,059 230,042
Eli Lilly & Co. ........................... 31,640 14,381,962
Jazz Pharmaceuticals PLC
(a)
................. 2,501 326,180
Johnson & Johnson ....................... 104,343 17,480,583
Merck & Co., Inc. ......................... 101,930 10,870,835
Organon & Co. .......................... 10,126 222,570
Perrigo Co. PLC ......................... 5,460 200,054
Pfizer, Inc. ............................. 226,902 8,182,086
Royalty Pharma PLC , Class A ................ 15,172 476,097
Viatris, Inc. ............................. 48,367 509,305
Zoetis, Inc. , Class A ....................... 18,536 3,486,436
61,960,536
a
Professional Services  —  1 .0%
Alight, Inc. , Class A
(a)
...................... 12,918 126,338
ASGN, Inc.
(a)
............................ 2,073 158,211
Automatic Data Processing, Inc. ............... 16,628 4,111,439
Booz Allen Hamilton Holding Corp. , Class A ....... 5,316 643,661
Broadridge Financial Solutions, Inc. ............ 4,779 802,490
CACI International, Inc. , Class A
(a)
............. 928 325,208
Ceridian HCM Holding, Inc.
(a) (b)
................ 6,337 448,723
Clarivate PLC
(a)
.......................... 17,148 163,077
Concentrix Corp. ......................... 1,717 142,923
Dun & Bradstreet Holdings, Inc. ............... 8,630 102,007
Equifax, Inc. ............................ 4,947 1,009,584
FTI Consulting, Inc.
(a)
...................... 1,370 239,969
Genpact Ltd. ............................ 6,801 245,448
Insperity, Inc. ............................ 1,428 168,004
Jacobs Solutions, Inc. ...................... 5,150 645,862
KBR, Inc. .............................. 5,507 338,625

iShares
®
Dow Jones U.S. ETF
Schedule of Investments
(unaudited) (continued)
July 31, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Professional Services (continued)
Leidos Holdings, Inc. ...................... 5,410 $ 505,997
ManpowerGroup, Inc. ...................... 1,970 155,394
Maximus, Inc. ........................... 2,523 211,327
Paychex, Inc. ........................... 12,868 1,614,548
Paycom Software, Inc. ..................... 1,935 713,551
Paylocity Holding Corp.
(a)
................... 1,638 371,580
Robert Half, Inc. ......................... 4,372 324,184
Science Applications International Corp. ......... 2,178 264,279
SS&C Technologies Holdings, Inc. ............. 8,693 506,367
TransUnion
(b)
............................ 7,636 608,513
TriNet Group, Inc.
(a) (b)
...................... 1,423 149,742
Verisk Analytics, Inc. ....................... 5,808 1,329,684
16,426,735
a
Real Estate Management & Development  —  0 .2%
CBRE Group, Inc. , Class A
(a)
................. 12,468 1,038,709
CoStar Group, Inc.
(a)
....................... 16,397 1,376,856
Howard Hughes Corp. (The)
(a) (b)
............... 1,428 120,566
Jones Lang LaSalle, Inc.
(a)
................... 1,907 317,611
Opendoor Technologies, Inc.
(a) (b)
............... 20,017 102,287
Zillow Group, Inc. , Class A
(a)
................. 2,345 124,801
Zillow Group, Inc. , Class C , NVS
(a)
............. 6,666 361,030
3,441,860
a
Residential REITs  —  0 .4%
American Homes 4 Rent , Class A .............. 12,603 472,360
Apartment Income REIT Corp. ................ 5,872 202,819
AvalonBay Communities, Inc. ................ 5,696 1,074,550
Camden Property Trust ..................... 4,419 482,069
Equity LifeStyle Properties, Inc. ............... 7,043 501,321
Equity Residential ........................ 13,659 900,674
Essex Property Trust, Inc. ................... 2,607 634,935
Invitation Homes, Inc. ...................... 23,070 818,985
Mid-America Apartment Communities, Inc. ........ 4,716 705,797
Sun Communities, Inc. ..................... 4,923 641,467
UDR, Inc. .............................. 12,510 511,409
6,946,386
a
Retail REITs  —  0 .3%
Agree Realty Corp. ....................... 3,776 244,609
Brixmor Property Group, Inc. ................. 11,960 271,971
Federal Realty Investment Trust ............... 2,962 300,702
Kimco Realty Corp. ....................... 24,778 502,002
NNN REIT, Inc. .......................... 7,212 307,808
Realty Income Corp. ....................... 27,004 1,646,434
Regency Centers Corp. .................... 6,278 411,397
Simon Property Group, Inc. .................. 13,075 1,629,145
Spirit Realty Capital, Inc. .................... 5,677 228,954
5,543,022
a
Semiconductors & Semiconductor Equipment  —  7 .2%
Advanced Micro Devices, Inc.
(a) (b)
.............. 64,599 7,390,126
Allegro MicroSystems, Inc.
(a)
................. 2,711 139,915
Amkor Technology, Inc. ..................... 3,946 114,789
Analog Devices, Inc. ....................... 20,336 4,057,642
Applied Materials, Inc. ..................... 33,899 5,138,749
Broadcom, Inc. .......................... 16,746 15,048,793
Cirrus Logic, Inc.
(a)
........................ 2,286 184,709
Enphase Energy, Inc.
(a) (b)
.................... 5,526 839,013
Entegris, Inc. ............................ 6,045 663,197
First Solar, Inc.
(a)
......................... 3,983 826,074
GlobalFoundries, Inc.
(a) (b)
.................... 2,792 177,822
Intel Corp. ............................. 167,808 6,002,492
KLA Corp. .............................. 5,503 2,828,267
Lam Research Corp. ...................... 5,387 3,870,506
Security Shares Value
a
Semiconductors & Semiconductor Equipment (continued)
Lattice Semiconductor Corp.
(a)
................ 5,548 $ 504,535
Marvell Technology, Inc. .................... 34,462 2,244,510
Microchip Technology, Inc. ................... 22,062 2,072,504
Micron Technology, Inc. ..................... 43,897 3,133,807
MKS Instruments, Inc. ..................... 2,381 259,934
Monolithic Power Systems, Inc. ............... 1,806 1,010,439
NVIDIA Corp. ........................... 99,300 46,401,897
NXP Semiconductors NV ................... 10,419 2,323,229
ON Semiconductor Corp.
(a)
.................. 17,343 1,868,708
Power Integrations, Inc. .................... 2,218 215,456
Qorvo, Inc.
(a)
............................ 4,077 448,551
QUALCOMM, Inc. ........................ 44,726 5,911,435
Semtech Corp.
(a)
......................... 2,605 76,066
Silicon Laboratories, Inc.
(a)
................... 1,276 190,303
Skyworks Solutions, Inc. .................... 6,356 726,936
SolarEdge Technologies, Inc.
(a) (b)
.............. 2,244 541,836
Teradyne, Inc. ........................... 6,239 704,633
Texas Instruments, Inc. ..................... 36,407 6,553,260
Universal Display Corp. .................... 1,719 250,768
Wolfspeed, Inc.
(a) (b)
........................ 4,878 321,460
123,042,361
a
Software  —  10 .2%
ACI Worldwide, Inc.
(a)
...................... 4,643 107,671
Adobe, Inc.
(a)
............................ 18,433 10,067,552
Alteryx, Inc. , Class A
(a)
..................... 2,358 97,763
ANSYS, Inc.
(a)
........................... 3,498 1,196,666
Appian Corp. , Class A
(a)
.................... 1,559 80,320
AppLovin Corp. , Class A
(a) (b)
.................. 4,878 153,169
Asana, Inc. , Class A
(a)
...................... 3,075 74,661
Aspen Technology, Inc.
(a)
.................... 1,151 205,454
Atlassian Corp. , Class A
(a)
................... 6,111 1,111,835
Autodesk, Inc.
(a)
.......................... 8,657 1,835,197
Bentley Systems, Inc. , Class B ................ 8,017 431,956
BILL Holdings, Inc.
(a) (b)
...................... 3,903 489,202
Black Knight, Inc.
(a)
........................ 6,330 445,126
Blackbaud, Inc.
(a) (b)
........................ 1,849 139,507
BlackLine, Inc.
(a)
......................... 2,093 121,561
Cadence Design Systems, Inc.
(a)
.............. 10,979 2,569,196
CCC Intelligent Solutions Holdings, Inc.
(a)
......... 4,168 45,931
Clear Secure, Inc. , Class A .................. 3,418 81,041
Confluent, Inc. , Class A
(a) (b)
.................. 7,532 260,155
Crowdstrike Holdings, Inc. , Class A
(a)
............ 8,990 1,453,323
Datadog, Inc. , Class A
(a)
.................... 10,101 1,178,989
DocuSign, Inc.
(a)
......................... 7,968 428,838
Dolby Laboratories, Inc. , Class A .............. 2,362 209,297
Dropbox, Inc. , Class A
(a)
.................... 11,199 301,813
Dynatrace, Inc.
(a)
......................... 8,703 475,967
Elastic NV
(a)
............................ 3,057 203,138
Fair Isaac Corp.
(a)
......................... 1,002 839,646
Five9, Inc.
(a)
............................ 2,784 244,296
Fortinet, Inc.
(a)
........................... 26,141 2,031,679
Gen Digital, Inc. .......................... 23,208 451,396
Gitlab, Inc. , Class A
(a)
...................... 2,754 136,681
Guidewire Software, Inc.
(a) (b)
.................. 3,231 274,053
HashiCorp, Inc. , Class A
(a) (b)
.................. 3,987 118,055
HubSpot, Inc.
(a)
.......................... 1,991 1,155,875
Informatica, Inc. , Class A
(a)
.................. 1,202 22,886
Intuit, Inc. .............................. 11,267 5,765,324
Manhattan Associates, Inc.
(a)
................. 2,532 482,650
Microsoft Corp. .......................... 298,547 100,287,908
MicroStrategy, Inc. , Class A
(a) (b)
................ 441 193,105
nCino, Inc.
(a)
............................ 3,025 97,859
NCR Corp.
(a)
............................ 5,664 152,248
New Relic, Inc.
(a)
......................... 2,282 191,642

Schedule of Investments
(unaudited) (continued)
July 31, 2023
iShares
®
Dow Jones U.S. ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Software (continued)
Nutanix, Inc. , Class A
(a)
..................... 9,161 $ 276,662
Oracle Corp. ............................ 61,727 7,236,256
Palantir Technologies, Inc. , Class A
(a)
........... 71,872 1,425,940
Palo Alto Networks, Inc.
(a)
................... 12,124 3,030,515
Pegasystems, Inc. ........................ 1,586 83,661
Procore Technologies, Inc.
(a) (b)
................ 2,721 206,388
PTC, Inc.
(a)
............................. 4,224 615,901
Rapid7, Inc.
(a)
........................... 2,502 114,867
RingCentral, Inc. , Class A
(a)
.................. 3,226 133,427
Roper Technologies, Inc. .................... 4,276 2,108,282
Salesforce, Inc.
(a)
......................... 39,348 8,853,693
Samsara, Inc. , Class A
(a) (b)
................... 4,707 131,514
SentinelOne, Inc. , Class A
(a) (b)
................ 8,883 148,080
ServiceNow, Inc.
(a)
........................ 8,202 4,781,766
Smartsheet, Inc. , Class A
(a)
.................. 5,345 237,318
Splunk, Inc.
(a)
........................... 6,193 670,888
Synopsys, Inc.
(a)
......................... 6,119 2,764,564
Tyler Technologies, Inc.
(a)
................... 1,694 671,891
UiPath, Inc. , Class A
(a) (b)
.................... 14,700 265,776
Unity Software, Inc.
(a)
...................... 8,961 410,772
Varonis Systems, Inc.
(a)
..................... 4,211 120,856
Verint Systems, Inc.
(a) (b)
..................... 2,513 93,911
VMware, Inc. , Class A
(a)
.................... 8,453 1,332,446
Workday, Inc. , Class A
(a)
.................... 8,254 1,957,271
Workiva, Inc. , Class A
(a) (b)
................... 1,850 194,787
Zoom Video Communications, Inc. , Class A
(a)
...... 8,851 649,221
Zscaler, Inc.
(a)
........................... 3,463 555,396
175,282,680
a
Specialized REITs  —  1 .1%
American Tower Corp. ..................... 18,707 3,560,129
Crown Castle, Inc. ........................ 17,360 1,879,915
CubeSmart ............................. 9,119 395,400
Digital Realty Trust, Inc. .................... 11,686 1,456,309
Equinix, Inc. ............................ 3,751 3,038,010
Extra Space Storage, Inc. ................... 8,457 1,180,344
Gaming and Leisure Properties, Inc. ............ 10,535 499,991
Iron Mountain, Inc. ........................ 11,660 715,924
Lamar Advertising Co. , Class A ............... 3,516 347,029
National Storage Affiliates Trust ............... 3,549 119,921
PotlatchDeltic Corp. ....................... 3,208 172,045
Public Storage ........................... 6,337 1,785,450
Rayonier, Inc. ........................... 6,117 202,595
SBA Communications Corp. , Class A ............ 4,314 944,550
VICI Properties, Inc. ....................... 40,265 1,267,542
Weyerhaeuser Co. ........................ 29,534 1,005,928
18,571,082
a
Specialty Retail  —  2 .2%
Advance Auto Parts, Inc. .................... 2,374 176,602
AutoNation, Inc.
(a) (b)
....................... 1,368 220,221
AutoZone, Inc.
(a)
......................... 738 1,831,510
Bath & Body Works, Inc. .................... 9,054 335,541
Best Buy Co., Inc. ........................ 7,820 649,451
Burlington Stores, Inc.
(a)
.................... 2,618 465,009
CarMax, Inc.
(a) (b)
.......................... 6,376 526,721
Carvana Co. , Class A
(a) (b)
.................... 3,981 182,927
Chewy, Inc. , Class A
(a) (b)
.................... 3,718 126,040
Dick's Sporting Goods, Inc. .................. 2,400 338,400
Five Below, Inc.
(a) (b)
........................ 2,242 467,098
Floor & Decor Holdings, Inc. , Class A
(a) (b)
......... 4,179 479,958
Foot Locker, Inc. ......................... 3,154 84,748
GameStop Corp. , Class A
(a) (b)
................. 9,800 217,560
Gap, Inc. (The) .......................... 8,501 87,560
Home Depot, Inc. (The) .................... 40,673 13,578,274
Security Shares Value
a
Specialty Retail (continued)
Lithia Motors, Inc. ........................ 1,093 $ 339,409
Lowe's Companies, Inc. .................... 23,921 5,603,973
Murphy USA, Inc. ........................ 831 255,142
O'Reilly Automotive, Inc.
(a)
................... 2,442 2,260,779
Penske Automotive Group, Inc.
(b)
.............. 1,035 167,070
Petco Health & Wellness Co., Inc. , Class A
(a) (b)
..... 2,898 23,648
RH
(a) (b)
................................ 737 286,081
Ross Stores, Inc. ......................... 13,733 1,574,351
TJX Companies, Inc. (The) .................. 46,212 3,998,724
Tractor Supply Co. ........................ 4,428 991,828
Ulta Beauty, Inc.
(a)
........................ 2,034 904,723
Valvoline, Inc. ........................... 5,569 211,455
Victoria's Secret & Co.
(a) (b)
................... 3,361 68,867
Wayfair, Inc. , Class A
(a) (b)
.................... 3,356 261,332
Williams-Sonoma, Inc. ..................... 2,735 379,181
37,094,183
a
Technology Hardware, Storage & Peripherals  —  7 .1%
Apple, Inc. ............................. 593,641 116,620,774
Dell Technologies, Inc. , Class C ............... 10,270 543,488
Hewlett Packard Enterprise Co. ............... 51,979 903,395
HP, Inc. ............................... 34,672 1,138,282
NetApp, Inc. ............................ 8,696 678,375
Pure Storage, Inc. , Class A
(a)
................. 11,596 428,936
Seagate Technology Holdings PLC ............. 7,634 484,759
Western Digital Corp.
(a)
..................... 12,976 552,259
121,350,268
a
Textiles, Apparel & Luxury Goods  —  0 .6%
Capri Holdings Ltd.
(a)
...................... 5,125 189,164
Carter's, Inc. ............................ 1,551 116,341
Columbia Sportswear Co. ................... 1,378 108,325
Crocs, Inc.
(a)
............................ 2,524 273,475
Deckers Outdoor Corp.
(a)
.................... 1,045 568,156
Hanesbrands, Inc. ........................ 13,401 70,623
Levi Strauss & Co. , Class A .................. 3,890 58,622
Lululemon Athletica, Inc.
(a)
................... 4,656 1,762,436
Nike, Inc. , Class B ........................ 49,421 5,455,584
PVH Corp. ............................. 2,590 232,168
Ralph Lauren Corp. , Class A ................. 1,641 215,513
Skechers USA, Inc. , Class A
(a)
................ 5,419 301,188
Tapestry, Inc. ............................ 9,470 408,630
Under Armour, Inc. , Class A
(a)
................. 7,562 60,950
Under Armour, Inc. , Class C
(a)
................ 7,137 52,956
VF Corp. .............................. 13,137 260,244
10,134,375
a
Tobacco  —  0 .5%
Altria Group, Inc. ......................... 71,709 3,257,023
Philip Morris International, Inc. ................ 62,260 6,208,567
9,465,590
a
Trading Companies & Distributors  —  0 .4%
Air Lease Corp. , Class A .................... 4,178 176,897
Applied Industrial Technologies, Inc. ............ 1,583 229,519
Core & Main, Inc. , Class A
(a) (b)
................ 3,543 111,994
Fastenal Co. ............................ 22,877 1,340,821
Ferguson PLC ........................... 8,210 1,326,900
MSC Industrial Direct Co., Inc. , Class A .......... 1,831 184,785
SiteOne Landscape Supply, Inc.
(a) (b)
............. 1,825 310,250
United Rentals, Inc. ....................... 2,785 1,294,134
Univar Solutions, Inc.
(a)
..................... 6,376 230,429
Watsco, Inc. ............................ 1,329 502,615
WESCO International, Inc. ................... 1,778 312,163

iShares
®
Dow Jones U.S. ETF
Schedule of Investments
(unaudited) (continued)
July 31, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Trading Companies & Distributors (continued)
WW Grainger, Inc. ........................ 1,801 $ 1,330,020
7,350,527
a
Water Utilities  —  0 .1%
American Water Works Co., Inc. ............... 7,824 1,153,492
Essential Utilities, Inc. ...................... 9,488 401,248
1,554,740
a
Wireless Telecommunication Services  —  0 .2%
T-Mobile U.S., Inc.
(a)
....................... 23,102 3,182,763
a
Total Long-Term Investments — 99.8%
(Cost: $ 888,630,878 ) ................................ 1,716,594,202
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  1 .6%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.42%
(c) (d) (e)
...................... 25,672,954 $ 25,678,089
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.22%
(c) (d)
............................ 2,617,226 2,617,226
a
Total Short-Term Securities — 1.6%
(Cost: $ 28,289,308 ) ................................. 28,295,315
Total Investments — 101.4%
(Cost: $ 916,920,186 ) ................................ 1,744,889,517
Liabilities in Excess of Other Assets — ( 1 .4 ) % ............... (24,628,914)
Net Assets — 100.0% ................................. $ 1,720,260,603
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/23
  Shares Held
at 07/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 28,309,826  $ —  $ (2,634,616)
(a)
$ 5,496  $ (2,617) $ 25,678,089  25,672,954  $ 75,011
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 2,099,591  517,635
(a)
—  —  —  2,617,226  2,617,226  31,339  —
BlackRock, Inc. .. 4,018,474  86,146  (63,710) 42,968  358,827  4,442,705  6,013  29,540  —
$ 48,464  $ 356,210
$ 32,738,020
$ 135,890  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 14 09/15/23 $ 3,230 $ 127,698

Schedule of Investments
(unaudited) (continued)
July 31, 2023
iShares
®
Dow Jones U.S. ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,716,594,202  $ —  $ —  $ 1,716,594,202
Short-Term Securities
Money Market Funds ...................................... 28,295,315  —  —  28,295,315
$ 1,744,889,517  $ —  $ —  $ 1,744,889,517
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 127,698  $ —  $ —  $ 127,698
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust